Summary of Related Party Costs (Detail) - USD ($)		9 Months Ended	12 Months Ended
		Sep. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Related Party Transaction [Line Items]
Related party costs, Incurred		$ 465,520	$ 8,720,375		$ 12,927,373
Related party costs, Paid		924,195	9,646,872		13,689,440
Related party costs, Payable		818,665	1,624,474		2,203,837
Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable		818,665	1,277,340
Operating Expenses Expensed
Related Party Transaction [Line Items]
Related party costs, Incurred			975,985		2,199,596
Related party costs, Paid			1,185,370		2,336,075
Related party costs, Payable					209,385
Transfer Agent fees
Related Party Transaction [Line Items]
Related party costs, Incurred		465,520	324,943		352,300
Related party costs, Paid		438,520	374,404		302,839
Related party costs, Payable					49,461
Transfer Agent fees | Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable		27,000
Asset management fees
Related Party Transaction [Line Items]
Related party costs, Incurred			3,622,559		5,445,528
Related party costs, Paid			3,622,559		5,445,528
Property management fees
Related Party Transaction [Line Items]
Related party costs, Incurred			2,983,111		4,809,106
Related party costs, Paid			2,983,111		4,809,106
Acquisition expenses
Related Party Transaction [Line Items]
Related party costs, Incurred			84,061		72,179
Related party costs, Paid			84,061		72,179
Acquisition costs
Related Party Transaction [Line Items]
Related party costs, Incurred			235,932		48,664
Related party costs, Paid			235,932		48,664
Self Administration Transaction Working Capital True-up
Related Party Transaction [Line Items]
Related party costs, Incurred			493,785
Related party costs, Paid			493,785
Stockholder servicing fee
Related Party Transaction [Line Items]
Related party costs, Paid		485,675 [1]	667,651	[2]	675,049	[2]
Related party costs, Payable	[2]				$ 1,944,991
Stockholder servicing fee | Dealer Manager
Related Party Transaction [Line Items]
Related party costs, Payable	[1]	$ 791,665	$ 1,277,340

[1]	We pay our Former Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering.
[2]	We pay our Dealer Manager an ongoing stockholder servicing fee that is payable monthly and accrues daily in an amount equal to 1/365th of 1% of the purchase price per share of the Class T Shares sold in the Primary Offering.